Business Segments (Tables)	6 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Financial Information by Business Segment

	Customer Business
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2021:
Net revenue:	¥372.4	¥279.2	¥265.8	¥374.1	¥176.0	¥235.7	¥1,703.2	¥280.8	¥23.0	¥2,007.0
BK and TB(1):	132.4	181.8	206.4	0.9	52.7	155.9	730.1	192.1	72.4	994.6
Net interest income	111.7	82.5	97.2	0.9	4.1	74.2	370.6	127.6	84.1	582.3
Net fees	19.3	89.8	87.2	—	48.5	74.3	319.1	(3.6)	(22.9)	292.6
Other	1.4	9.5	22.0	—	0.1	7.4	40.4	68.1	11.2	119.7
Other than BK and TB	240.0	97.4	59.4	373.2	123.3	79.8	973.1	88.7	(49.4)	1,012.4
Operating expenses	278.3	245.5	156.9	263.9	118.3	140.8	1,203.7	119.6	49.4	1,372.7
Operating profit (loss)	¥94.1	¥33.7	¥108.9	¥110.2	¥57.7	¥94.9	¥499.5	¥161.2	¥(26.4)	¥634.3
Six months ended September 30, 2022:
Net revenue:	¥371.1	¥281.9	¥346.1	¥447.4	¥177.2	¥345.2	¥1,968.9	¥360.6	¥15.4	¥2,344.9
BK and TB(1):	126.6	192.7	278.5	27.3	53.0	247.2	925.3	225.6	25.2	1,176.1
Net interest income	107.7	90.5	153.1	27.3	5.3	114.2	498.1	580.5	81.4	1,160.0
Net fees	17.6	87.5	92.4	—	47.8	114.2	359.5	(8.6)	(30.0)	320.9
Other	1.3	14.7	33.0	—	(0.1)	18.8	67.7	(346.3)	(26.2)	(304.8)
Other than BK and TB	244.5	89.2	67.6	420.1	124.2	98.0	1,043.6	135.0	(9.8)	1,168.8
Operating expenses	261.9	226.5	166.0	305.0	123.4	168.4	1,251.2	135.3	68.8	1,455.3
Operating profit (loss)	¥109.2	¥55.4	¥180.1	¥142.4	¥53.8	¥176.8	¥717.7	¥225.3	¥(53.4)	¥889.6
Fixed assets(2)	¥147.5	¥199.1	¥157.1	¥1.2	¥13.7	¥134.5	¥653.1	¥108.7	¥541.5	¥1,303.3
Increase in fixed assets(3)	¥15.2	¥21.0	¥17.7	¥0.4	¥3.2	¥9.7	¥67.2	¥10.4	¥9.6	¥87.2
Depreciation(3)	¥5.1	¥11.0	¥18.0	¥0.1	¥2.8	¥15.5	¥52.5	¥13.3	¥8.8	¥74.6

Notes:	(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).

(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and it corresponds to the U.S. GAAP amounts of premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,422.4 billion are not allocated to each business segment when determining the allocation of management resources and assessing performance, therefore such amounts are not included in the table above.

(3)These amounts are related to BK and TB.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income	A reconciliation of operating profit and fixed assets under the internal management reporting system for the six months ended September 30, 2021 and 2022 above to income before income tax expense shown in the accompanying condensed consolidated statements of operations and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:

	Six months ended September 30,
	2021	2022
	(in billions)
Operating profit:	¥634	¥890
Reversal of credit losses	11	98
Foreign exchange losses—net	(46)	(165)
Trading account profits (losses) —net	4	(1,670)
Equity investment securities gains (losses)—net	289	(433)
Debt investment securities gains (losses)—net	(24)	199
Equity in earnings of equity method investees—net	216	187
Reversal of off-balance sheet credit instruments	6	12
Reversal of impairment of assets held for sale	—	134
Loss on valuation adjustment for loans held for sale	—	(209)
Other—net	(39)	(335)
Income (loss) before income tax expense (benefit)	¥1,051	¥(1,292)
Fixed assets:	¥—	¥1,303
U.S. GAAP adjustments and other	—	1,088
Premises and equipment-net, Intangible assets-net and Goodwill	¥—	¥2,391